UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Security	Principal Amount (000’s omitted)	Value
Education — 11.1%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,380,138
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,170,190
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/39	1,500	1,814,670
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,734,930
Northern Arizona University, 5.00%, 6/1/38(1)	1,000	1,184,240

		$7,284,168

Electric Utilities — 7.7%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,685,160
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,158,920
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,102,410
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,098,510

		$5,045,000

Escrowed/Prerefunded — 5.9%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,633,230
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	1,000	1,091,500
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	1,000	1,171,650

		$3,896,380

General Obligations — 5.5%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$251,071
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	200	252,804
Maricopa County Community College District, 3.00%, 7/1/23	785	823,214
Tempe, 5.375%, 7/1/21	1,600	1,894,576
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	401,719

		$3,623,384

Health Care – Miscellaneous — 0.7%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), Prerefunded to 12/1/16, 6.25%, 12/1/36	$420	$435,523

		$435,523

Hospital — 12.5%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,103,560
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,925,672
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,038,030
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,452,958
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	567,780
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,135,459

		$8,223,459

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$893,928

		$893,928

Insured-Electric Utilities — 2.4%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,244,850
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	328,406

		$1,573,256

1

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.9%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$444,355
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	140	145,219

		$589,574

Insured-General Obligations — 7.4%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,492,140
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,381,688

		$4,873,828

Insured-Lease Revenue/Certificates of Participation — 3.4%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,243,269

		$2,243,269

Insured-Special Tax Revenue — 4.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$943,731
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,499,588
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	160,225
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	92,219

		$2,695,763

Insured-Transportation — 4.1%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$716,030
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	1,946,816

		$2,662,846

Insured-Water and Sewer — 1.4%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$925,878

		$925,878

Lease Revenue/Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$842,003

		$842,003

Other Revenue — 1.9%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,250,330

		$1,250,330

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$251,142

		$251,142

Special Tax Revenue — 16.4%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,132,360
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,123,450
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	304,460
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	330,400
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,181,650
Scottsdale Municipal Property Corp., 5.00%, 7/1/30(2)	2,500	3,143,525
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,292,460
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,084,940
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,170,190

		$10,763,435

Transportation — 5.4%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,220,900
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,324,940

		$3,545,840

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.6%
Central Arizona Water Conservation District, 5.00%, 1/1/34	$1,000	$1,226,110
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,771,935

		$2,998,045

Total Tax-Exempt Investments — 98.5% (identified cost $58,238,784)		$64,617,051

Other Assets, Less Liabilities — 1.5%		$984,802

Net Assets — 100.0%		$65,601,853

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 11.3% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Jun-16	$(5,786,692)	$(5,715,938)	$70,754

						$70,754

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $70,754.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,154,144

Gross unrealized appreciation	$6,462,907
Gross unrealized depreciation	—

Net unrealized appreciation	$6,462,907

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,617,051	$—	$64,617,051
Total Investments	$—	$64,617,051	$—	$64,617,051
Futures Contracts	$70,754	$—	$—	$70,754
Total	$70,754	$64,617,051	$—	$64,687,805

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,127,120
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,690,680

		$2,817,800

Education — 11.1%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$585,095
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,312,909
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,466,605
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	221,283
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,693,050
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,155,087
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,279,880
University of Connecticut, 5.00%, 11/15/29	1,000	1,213,400

		$9,927,309

Escrowed/Prerefunded — 1.0%
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	$795	$867,925

		$867,925

General Obligations — 15.4%
East Lyme, 4.00%, 7/15/22	$350	$392,742
East Lyme, 4.00%, 7/15/23	525	586,478
East Lyme, 4.25%, 7/15/24	250	280,460
Fairfield, 5.00%, 1/1/23	1,000	1,239,320
North Haven, 5.00%, 7/15/23	1,475	1,841,006
North Haven, 5.00%, 7/15/25	1,490	1,900,525
Norwalk, 4.00%, 7/1/26	1,975	2,230,328
Redding, 5.50%, 10/15/18	400	446,672
Redding, 5.625%, 10/15/19	650	756,346
Stamford, 4.00%, 7/1/25	370	420,013
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,463,056
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	967,881
Wilton, 5.25%, 7/15/18	535	588,762
Wilton, 5.25%, 7/15/19	535	610,954

		$13,724,543

Hospital — 9.9%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,111,580
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,145,370
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/34	2,000	2,415,620
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,122,880

1

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	$1,520	$1,819,106
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,195,650

		$8,810,206

Industrial Development Revenue — 7.3%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,756,078
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	3,755	3,780,421

		$6,536,499

Insured-Education — 14.3%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,594,826
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,748,866
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	765	833,177
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	55	60,361
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	570,765
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	5,921,812

		$12,729,807

Insured-Escrowed/Prerefunded — 5.1%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$1,155	$1,261,734
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,217,100
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,094,420

		$4,573,254

Insured-General Obligations — 7.8%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,203,291
Bridgeport, (AGM), 5.00%, 8/15/32	1,270	1,510,830
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,159,590
Hartford, (AGC), 5.00%, 8/15/28	500	553,150
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	567,485
Hartford, (AGM), 5.00%, 4/1/31	440	504,368
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	225,844
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,199,580

		$6,924,138

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$158,822

		$158,822

Insured-Transportation — 6.4%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$3,996,096
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,739,815

		$5,735,911

Insured-Water and Sewer — 6.3%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,341,074
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,290,996

		$5,632,070

Senior Living/Life Care — 1.2%
Connecticut Development Authority, (Alzheimers Resource Center), Prerefunded to 8/15/17, 5.50%, 8/15/27	$1,000	$1,060,660

		$1,060,660

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.1%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,413,200
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	152,230
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	168,000

		$2,733,430

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$940	$1,008,996

		$1,008,996

Water and Sewer — 3.7%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,197,780
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,749,210
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	249,826
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	155,226

		$3,352,042

Total Tax-Exempt Investments — 97.0% (identified cost $78,653,239)		$86,593,412

Other Assets, Less Liabilities — 3.0%		$2,637,099

Net Assets — 100.0%		$89,230,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 41.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 18.6% of total investments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Jun-16	$(1,488,007)	$(1,469,813)	$18,194

						$18,194

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $18,194.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,395,017

Gross unrealized appreciation	$8,198,395
Gross unrealized depreciation	—

Net unrealized appreciation	$8,198,395

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,593,412	$—	$86,593,412
Total Investments	$—	$86,593,412	$—	$86,593,412
Futures Contracts	$18,194	$—	$—	$18,194
Total	$18,194	$86,593,412	$—	$86,611,606

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,552,600

		$2,552,600

Education — 14.3%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,062,540
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,655,310
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,751,115
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,115,700
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	617,545
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,237,523
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	324,394
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	356,506
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	632,996
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,224,573
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	889,207
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,115,520
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,613,741
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,687,553
University of Minnesota, 5.00%, 8/1/27	625	787,056
University of Minnesota, 5.00%, 12/1/36	500	580,510
University of Minnesota, 5.00%, 4/1/41	1,000	1,211,610
University of Minnesota, 5.125%, 4/1/34	1,000	1,118,280

		$19,981,679

Electric Utilities — 6.1%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,413,089
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	670,587
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	418,985
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	523,990
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	296,987
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	295,738
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	235,430
Northern Municipal Power Agency, 5.00%, 1/1/31(1)	320	389,469
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	355	363,240
Rochester, Electric Utility Revenue, Prerefunded to 12/1/16, 5.00%, 12/1/30	645	661,931
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,190,430
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,082,790

		$8,542,666

Escrowed/Prerefunded — 10.1%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$396,947
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	721,213
Duluth, Prerefunded to 2/1/18, 5.00%, 2/1/34	2,000	2,150,740
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,091,800
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 4/1/17, 5.25%, 4/1/39	1,475	1,538,115

1

Security	Principal Amount (000’s omitted)	Value
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,074,340
Minnesota Public Facilities Authority, (Revolving Fund), Prerefunded to 3/1/20, 5.00%, 3/1/22	2,000	2,308,040
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,107,860
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,152,860
St. Paul Housing and Redevelopment Authority (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	1,500	1,538,670

		$14,080,585

General Obligations — 26.8%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,271,420
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,065,770
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	184,128
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,286,620
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,215,630
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	524,785
Duluth, 5.00%, 2/1/34	2,000	2,455,680
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,226,660
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,201,760
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,651,350
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,456,650
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,179,660
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,224,530
Minnesota, 5.00%, 8/1/22	1,000	1,136,540
Minnesota, 5.00%, 8/1/32	2,000	2,504,600
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	189,168
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	833,362
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,257,125
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	35,932
Ramsey County, 4.00%, 2/1/24	500	566,330
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,362,260
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,177,980
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,126,230
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,487,825
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,496,714
Waseca Independent School District No. 829, 4.00%, 2/1/27	1,315	1,552,739
Washington County, 3.50%, 2/1/28	1,000	1,020,550
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	796,072

		$37,488,070

Hospital — 10.5%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,145,720
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,307,380
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,004,080
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,128,860
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,740,975
St. Cloud, (CentraCare Health System), 4.00%, 5/1/37(1)	500	537,670
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46(1)	1,000	1,175,470
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,132,290
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,126,390
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,197,860
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	995	1,181,135

		$14,677,830

2

Security	Principal Amount (000’s omitted)	Value
Housing — 2.4%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$705	$706,311
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	640	641,523
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	370	377,763
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,654,422

		$3,380,019

Industrial Development Revenue — 0.7%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,005,570

		$1,005,570

Insured – Electric Utilities — 8.7%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,065,640
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,177,048
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	307,739
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	705	721,384
Rochester, Electric Utility Revenue, (NPFG), Prerefunded to 12/1/16, 4.50%, 12/1/26	1,295	1,325,200
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,518,330

		$12,115,341

Insured – Escrowed/Prerefunded — 0.7%
Western Minnesota Municipal Power Agency, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	$1,000	$1,029,780

		$1,029,780

Insured – General Obligations — 2.2%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$749,847
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,228,980
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,031,440

		$3,010,267

Insured – Hospital — 2.5%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$844,103
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37(2)	2,000	2,101,560
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	552,265

		$3,497,928

Insured – Special Tax Revenue — 1.5%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,106,520

		$2,106,520

Insured – Transportation — 0.6%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$791,112

		$791,112

Lease Revenue/Certificates of Participation — 1.7%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,173,680
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	578,892
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	618,772

		$2,371,344

Other Revenue — 1.0%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$483,112
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	358,287
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	548,724

		$1,390,123

Special Tax Revenue — 3.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$304,460
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	330,400
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,123,940
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,125,640
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	562,115

		$5,446,555

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.6%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,126,870
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,175,040

		$2,301,910

Total Tax-Exempt Investments — 97.1% (identified cost $125,897,094)		$135,769,899

Other Assets, Less Liabilities — 2.9%		$4,012,389

Net Assets — 100.0%		$139,782,288

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 16.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 9.8% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Jun-16	$(5,125,356)	$(5,062,688)	$62,668

						$62,668

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $62,668.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$125,680,737

Gross unrealized appreciation	$10,092,419
Gross unrealized depreciation	(3,257)

Net unrealized appreciation	$10,089,162

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$135,769,899	$—	$135,769,899
Total Investments	$—	$135,769,899	$—	$135,769,899
Futures Contracts	$62,668	$—	$—	$62,668
Total	$62,668	$135,769,899	$—	$135,832,567

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Security	Principal Amount (000’s omitted)	Value
Education — 9.4%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,107,251
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	3,500	4,438,875
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,703,843
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	915,271
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,075,922
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,659,810

		$15,900,972

Escrowed/Prerefunded — 5.3%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$1,935	$1,984,014
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	4,120	4,330,161
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,294,263
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,303,105

		$8,911,543

General Obligations — 3.0%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,259,690
Glen Rock Board of Education, 5.00%, 9/1/29	1,250	1,561,437
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,147,550
Ocean County, 5.00%, 8/1/27	900	1,144,440

		$5,113,117

Hospital — 7.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,300,673
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,332,080
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,695,085
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,163,240
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,338,957
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,393,480

		$13,223,515

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,135	$1,153,762

		$1,153,762

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,117,100
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	293,084
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	494,220
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,956,935

		$7,861,339

Insured – Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,997,094

		$3,997,094

Insured – Escrowed/Prerefunded — 0.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,448,360

		$1,448,360

Insured – Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,498,243

		$3,498,243

Insured – General Obligations — 11.4%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$759,734
Bayonne, (AGM), 5.00%, 8/1/26	865	1,052,843
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,383,426
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,351,934
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,069,850
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,153,325
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,229,759
Jackson Township School District, (NPFG), 2.50%, 6/15/27	3,135	3,135,314
Lakewood Township, (BAM), 4.00%, 11/1/26	250	294,480
Lakewood Township, (BAM), 4.00%, 11/1/27	120	140,938
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,138,180
Trenton, (BAM), 5.00%, 12/1/26	500	596,765

		$19,306,548

Insured – Hospital — 2.3%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,918,165

		$3,918,165

Insured – Industrial Development Revenue — 3.5%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,022,689

		$6,022,689

2

Security	Principal Amount (000’s omitted)	Value
Insured – Lease Revenue/Certificates of Participation — 1.0%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$724,581
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	900	987,858

		$1,712,439

Insured – Special Tax Revenue — 11.8%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,513,369
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,369,760
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,495	8,352,037
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,496,019
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	255,767

		$19,986,952

Insured – Student Loan — 2.1%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$3,315	$3,568,664

		$3,568,664

Insured – Transportation — 1.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,278,078
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	955,910

		$3,233,988

Lease Revenue/Certificates of Participation — 4.9%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,705	$1,827,095
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	901,594
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,136,600
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,105	4,395,675

		$8,260,964

Other Revenue — 2.2%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,759,860

		$3,759,860

Senior Living/Life Care — 4.6%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,405,162
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,324,842
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,394,913
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,675,522

		$7,800,439

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$308,262
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	536,030
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,455,878

		$2,300,170

Student Loan — 3.9%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.585%, 6/1/36(1)	$70	$69,554
New Jersey Higher Education Student Assistance Authority, (AMT), 1.585%, 6/1/36(1)(2)(3)	6,550	6,508,277

		$6,577,831

Transportation — 10.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,420,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,754,850
New Jersey Turnpike Authority, Series 2012B, 5.00%, 1/1/30	2,860	3,393,361
New Jersey Turnpike Authority, Series 2013A, 5.00%, 1/1/30	1,215	1,434,903
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,899,550
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,139,500

		$17,042,164

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,735	$3,746,616

		$3,746,616

Total Tax-Exempt Investments — 99.4% (identified cost $151,897,604)		$168,345,434

Other Assets, Less Liabilities — 0.6%		$978,059

Net Assets — 100.0%		$169,323,493

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 39.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 10.1% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,268,277.

4

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	100	Short	Jun-16	$(13,122,468)	$(13,006,250)	$116,218

						$116,218

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $116,218.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$146,522,102

Gross unrealized appreciation	$16,754,224
Gross unrealized depreciation	(170,892)

Net unrealized appreciation	$16,583,332

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$168,345,434	$—	$168,345,434
Total Investments	$—	$168,345,434	$—	$168,345,434
Futures Contracts	$116,218	$—	$—	$116,218
Total	$116,218	$168,345,434	$—	$168,461,652

5

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 102.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$581,570

		$581,570

Education — 13.8%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28(2)	$1,250	$1,541,275
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	1,150	1,239,562
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,109,950
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	948,399
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,394,747
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,151,840
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,274,320
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,658,250
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24(2)	1,055	1,258,720
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	319,796
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	3,003,100
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,080,526
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,364,180
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,708,920
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,843,625
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,615,215
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,833,675

		$32,346,100

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,077,640

		$2,077,640

Escrowed/Prerefunded — 4.4%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$177,304
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(3)	9,000	10,078,290

		$10,255,594

General Obligations — 5.9%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,157,630
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,183,720
Chester County, 5.00%, 7/15/27	1,000	1,127,360
Chester County, 5.00%, 7/15/28	410	461,799
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,959,935
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,344,717
Montgomery County, 4.375%, 12/1/31	1,840	2,005,343
Owen J. Roberts School District, 5.00%, 5/15/28	535	650,260

		$13,890,764

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,389,430
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	602,849
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,265,281
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,837,597
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,135,070
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,422,487
Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 3/15/17, 5.00%, 3/15/22	1,000	1,038,280
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	781,612
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,825,415
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39(4)	3,250	3,646,695
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,047,040
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,856,306
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	220,406
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,776,150

		$29,844,618

Industrial Development Revenue — 1.7%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,357,260
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,136,120
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,518,660

		$4,012,040

Insured-Education — 1.4%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,228,570

		$3,228,570

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,498,276
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	343,053

		$1,841,329

Insured-Escrowed/Prerefunded — 13.8%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,423,875
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,508,004
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,466,082
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,325,466
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,970,585
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), Prerefunded to 6/15/16, 5.00%, 6/15/23	2,500	2,514,525
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	3,053,832
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,520,580
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	377,019
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	371,072
Washington County Hospital Authority, (Washington Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 7/1/17	1,310	1,384,303

2

Security	Principal Amount (000’s omitted)	Value
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	$5,780	$5,498,514
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,137,020

		$32,550,877

Insured-General Obligations — 16.1%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$105	$112,911
Beaver County, (AGM), 5.55%, 11/15/31	2,045	2,184,101
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,132,463
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,063,403
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,780,815
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,867,767
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,331,710
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,962,787
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,907,018
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,853,223
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,115,603
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,673,400
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	892,340
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	800,400
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,039,889
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,158,170
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	68,146
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	842,545
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,192,030
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,329,185
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,183,020
State Public School Building Authority, (Harrisburg School District), (AGC), 5.00%, 11/15/33	1,335	1,462,025

		$37,952,951

Insured-Hospital — 4.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,610,000
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,417,525

		$10,027,525

Insured-Lease Revenue/Certificates of Participation — 5.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,102,780
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	6,250	7,953,125
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,135,625

		$13,191,530

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,277,940
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	230,965

		$2,508,905

Insured-Transportation — 3.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,996,330
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,583,070

		$7,579,400

Insured-Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,203,660
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,126,267

		$3,329,927

3

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,180,362
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,060,314

		$4,240,676

Senior Living/Life Care — 1.0%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$300	$337,488
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	601,914
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,303,731

		$2,243,133

Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$495,375
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	313,892
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	143,477
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	910,626

		$1,863,370

Transportation — 7.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$873,030
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	467,016
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,146,435
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,824,990
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	4,220	4,894,272
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,417,840
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	923,533

		$16,547,116

Water and Sewer — 4.4%
Chester Water Authority, 5.00%, 12/1/35	$795	$957,975
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	1,750	2,039,328
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,796,865
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,420,625
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,355,845
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,738,725

		$10,309,363

Total Tax-Exempt Municipal Securities — 102.3% (identified cost $216,218,301)		$240,422,998

Taxable Municipal Securities — 0.0%(5)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$59	$25,733

Total Taxable Municipal Securities — 0.0%(5) (identified cost $59,138)		$25,733

Total Investments — 102.3% (identified cost $216,277,439)		$240,448,731

4

Value
Other Assets, Less Liabilities — (2.3)%	$(5,349,342)

Net Assets — 100.0%	$235,099,389

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 46.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Jun-16	$ (2,480,011)	$(2,449,688)	$30,323

						$30,323

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $30,323.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$203,743,568

Gross unrealized appreciation	$27,355,831
Gross unrealized depreciation	(2,400,668)

Net unrealized appreciation	$24,955,163

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$240,422,998	$—	$240,422,998
Taxable Municipal Securities	—	25,733	—	25,733
Total Investments	$—	$240,448,731	$—	$240,448,731
Futures Contracts	$30,323	$—	$—	$30,323
Total	$30,323	$240,448,731	$—	$240,479,054

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 90.5%

Security	Principal Amount (000’s omitted)	Value
Education — 6.9%
Boise State University, ID, 3.00%, 4/1/36	$3,000	$2,991,030
Boise State University, ID, 5.00%, 4/1/30	700	865,935
Boise State University, ID, 5.00%, 4/1/31	600	739,980
Boise State University, ID, 5.00%, 4/1/32	615	754,814
Boise State University, ID, 5.00%, 4/1/33	1,000	1,221,410
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	738,252
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	1,065	1,288,543
California Infrastructure and Economic Development Bank, (The Colburn School), 1.41%, 6/1/20 (Put Date), 8/1/37(1)	3,000	3,004,440
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	656,255
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	731,748
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	543,785
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	578,405
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,953,572
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,155,280
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,995,050
New York Dormitory Authority, (Columbia University), 4.00%, 10/1/26	2,400	2,939,280
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/26	2,000	2,644,720
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/26(2)	550	705,336
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/27(2)	1,000	1,266,060
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/28(2)	400	502,668
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/29(2)	1,300	1,622,933
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	617,054
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	339,001
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	375,894
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/25	350	442,432
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	615,535
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	664,486
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,210,090
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	598,480
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	592,480
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	181,875
University of Arkansas, 5.00%, 11/1/24	500	632,705
University of Arkansas, 5.00%, 11/1/25	500	641,135
University of Idaho, 5.00%, 4/1/24	500	624,855
University of Nebraska, 5.00%, 5/15/26	625	777,025
West Virginia University, 0.94%, 10/1/19 (Put Date), 10/1/41(1)	3,500	3,474,625

		$41,687,168

Electric Utilities — 4.5%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/26	$2,000	$2,435,440
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	5,075	5,272,011
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	256,315
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	529,970
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	493,340
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,813,032
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,040,900

Security	Principal Amount (000’s omitted)	Value
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	$1,750	$1,784,965
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,520,115
Nebraska Public Power District, 5.00%, 1/1/24	750	934,020
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	170	176,691
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,041,960
Omaha Public Power District, NE, 5.00%, 2/1/25	550	693,523
Omaha Public Power District, NE, 5.00%, 2/1/26	1,000	1,271,830
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	3,107,215
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,011,950
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,453,838
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,236,130
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	175	195,284

		$27,268,529

Escrowed/Prerefunded — 0.4%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,258,200
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	75	81,863

		$2,340,063

General Obligations — 19.7%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,628,654
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,059,175
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,226,720
Burlington, VT, 5.00%, 11/1/21	600	713,238
Burlington, VT, 5.00%, 11/1/22	500	606,290
Burlington, VT, 5.00%, 11/1/23	500	614,480
Burlington, VT, 5.00%, 11/1/24	400	496,896
Burlington, VT, 5.00%, 11/1/25	500	626,060
Burlington, VT, 5.00%, 11/1/26	250	315,513
Burlington, VT, 5.00%, 11/1/27	225	280,532
Burlington, VT, 5.00%, 11/1/28	185	228,717
Burlington, VT, 5.00%, 11/1/29	195	239,930
California, 5.00%, 10/1/23	1,000	1,252,340
California, 5.00%, 3/1/27(3)	5,000	6,259,550
Charlevoix, MI, Limited Obligation Bonds, 4.00%, 10/1/30	905	1,038,397
Chelsea School District, MI, 4.00%, 5/1/24	765	912,806
Chelsea School District, MI, 4.00%, 5/1/25	765	917,495
Chicago Park District, IL, 5.00%, 1/1/24	500	581,075
Clackamas Community College District, OR, 0.00%, 6/15/21	385	358,393
Connecticut, 0.96%, 3/1/19(1)	2,000	1,984,280
Connecticut, 1.16%, 3/1/21(1)	2,000	1,979,160
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	6,356,500
Davidson County, NC, 5.00%, 6/1/23	1,110	1,384,225
Davidson County, NC, 5.00%, 6/1/26	1,220	1,591,917
Davidson County, NC, 5.00%, 6/1/27	500	657,095
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24(2)	5,000	4,274,650
Durand Area Schools, MI, 5.00%, 5/1/22	840	1,006,841
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,168,896
Eaton Rapids Public Schools, MI, 4.00%, 5/1/28	1,490	1,709,522

Security	Principal Amount (000’s omitted)	Value
Eaton Rapids Public Schools, MI, 4.00%, 5/1/29	$1,200	$1,363,800
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/22	875	994,026
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/23	960	1,101,034
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/23	200	249,410
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 12/1/23	150	188,859
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/24	160	202,819
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 12/1/24	240	306,950
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/25	200	257,600
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 6/1/26	225	293,591
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,259,743
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,234,396
Harper Creek Community Schools, MI, 4.00%, 5/1/27	2,015	2,356,281
Harper Creek Community Schools, MI, 4.00%, 5/1/28	1,000	1,161,850
Harper Creek Community Schools, MI, 4.00%, 5/1/29	600	691,098
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,102,109
Haslett Public Schools, MI, 4.00%, 5/1/26	1,325	1,571,755
Haslett Public Schools, MI, 4.00%, 5/1/27	1,820	2,137,226
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,086,156
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,305,172
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,639,066
Manchester Community Schools, MI, 5.00%, 5/1/25	750	958,523
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	2,068,613
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	922,575
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,216,400
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	603,825
Mobile County, AL, 5.00%, 6/1/23	860	1,060,027
Mobile County, AL, 5.00%, 6/1/24	300	375,096
Morris County Improvement Authority, NJ, 4.00%, 5/1/20	2,000	2,241,440
New York, NY, 0.99%, 4/1/19 (Put Date), 8/1/27(1)	4,000	3,994,440
New York, NY, 5.00%, 8/1/25	1,000	1,241,430
New York, NY, 5.00%, 8/1/29	450	546,386
North Carolina, 5.00%, 3/1/17	1,250	1,296,912
Ottawa County, MI, 5.00%, 11/1/22	500	611,025
Ottawa County, MI, 5.00%, 11/1/24	250	316,770
Ottawa County, MI, 5.00%, 11/1/25	300	384,732
Ritenour School District, MO, 5.00%, 3/1/27	1,405	1,727,124
Ritenour School District, MO, 5.00%, 3/1/28	2,510	3,030,825
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,710,728
San Diego Unified School District, CA, 4.00%, 7/1/33(2)	5,000	5,717,250
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,286,962
Saugatuck Public Schools, MI, 4.00%, 5/1/26	1,000	1,186,230
Saugatuck Public Schools, MI, 4.00%, 5/1/27	1,000	1,174,300
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,273,130
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,879,844
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,530,060
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,270,382
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,981,798
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,274,340
Texas, (Texas Transportation Commission), 5.00%, 4/1/27(2)	5,000	6,400,350
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	493,808

Security	Principal Amount (000’s omitted)	Value
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	$1,510	$1,779,610
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	880,511

		$118,407,734

Hospital — 15.3%
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	$100	$117,160
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	234,692
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	414,716
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	343,698
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	125,565
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	170,985
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	282,382
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	522,707
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,700,370
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.245%, 7/1/20 (Put Date), 7/1/49(1)(3)	13,665	13,685,361
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	244,116
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	371,722
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	168,410
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	224,792
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 2.31%, 2/1/17 (Put Date), 8/1/38(1)	2,000	2,011,200
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,221,360
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.204%, 3/1/17 (Put Date), 10/1/29(1)(4)	2,400	2,418,096
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,543,487
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,213,001
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,171,470
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,935,981
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	535,515
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	468,124
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	513,031
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,189,140
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,097,546
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,195,080
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,135,289
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,520,714
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	137,043
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	3,335	3,876,771
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26	1,150	1,410,866
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27	1,150	1,399,872

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	$285	$306,500
Michigan Finance Authority, (McLaren Health Care), 1.048%, 10/15/20 (Put Date), 10/15/38(1)	5,000	4,974,100
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,619,240
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,222,330
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,172,020
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	721,118
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	582,020
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	1,420	1,775,469
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	1,000	1,240,550
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	597,160
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	529,738
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	734,520
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(4)	700	793,450
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(4)	300	336,504
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(4)	500	557,945
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(4)	600	669,534
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(4)	450	502,150
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(4)	1,000	1,111,770
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(4)	1,100	1,222,947
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(4)	1,100	1,222,947
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(4)	1,100	1,222,947
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(4)	1,200	1,329,204
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(4)	1,000	1,107,670
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	263,687
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,052,283
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	584,285
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	594,380
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	596,955
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,280	1,523,738
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,661,657
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,804,634
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/16	350	356,702
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27(2)	1,000	1,242,190
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 4.00%, 12/1/35	1,000	1,034,280
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	563,245
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	477,952
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	602,570
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	606,970
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	600,860
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	596,995
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26(3)	1,000	1,194,420
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27(2)	1,000	1,265,650
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	283,890

		$92,059,438

Security	Principal Amount (000’s omitted)	Value
Housing — 1.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$556,850
Michigan Housing Development Authority, (AMT), (SPA: JPMorgan Chase Bank N.A.), 0.54%, 10/1/37(3) (5)	5,000	5,000,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,038,191
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	461,800
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	554,672

		$7,611,513

Industrial Development Revenue — 2.6%
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 8/15/17 (Put Date), 2/15/27	$1,000	$999,180
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 9/1/17 (Put Date), 9/1/29	1,000	999,050
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	940	1,034,827
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	247,111
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(4)	2,000	2,048,960
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,341,531
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,161,940
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,089,210
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.16%, 12/2/19 (Put Date), 12/1/44(1)	2,000	1,951,600

		$15,873,409

Insured-Education — 1.1%
Jacksonville State University, AL, (AGM), 4.00%, 12/1/32	$2,000	$2,291,040
Jacksonville State University, AL, (AGM), 4.00%, 12/1/33	2,000	2,279,960
Jacksonville State University, AL, (AGM), 4.00%, 12/1/34	1,610	1,826,497

		$6,397,497

Insured-Electric Utilities — 1.3%
Kentucky Municipal Power Agency, (NPFG), 5.00%, 9/1/28	$1,950	$2,315,586
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	282,696
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,636,990
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	138,686
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	702,995
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	541,946
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	126,973

		$7,745,872

Insured-General Obligations — 5.2%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$423,360
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	361,752
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	366,825
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,093,276
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,113,701
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	795,521
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	817,349
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	824,089
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,208,420

Security	Principal Amount (000’s omitted)	Value
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	$1,000	$1,222,590
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,500	1,779,090
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,279,180
Coolidge Unified School District No. 21, AZ, (AGM), 5.00%, 7/1/26(2)	1,000	1,252,550
Coolidge Unified School District No. 21, AZ, (AGM), 5.00%, 7/1/27(2)	550	681,274
Daisy Mountain Fire District, AZ, (AGM), 4.00%, 7/1/33(2)	650	742,931
Detroit, MI, (AGC), 5.00%, 4/1/20	39	40,463
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	127,928
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,549
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	164,689
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	230,577
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,061
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,177
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	65,877
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	329,728
Grand Rapids Public Schools, MI, (AGM), 4.00%, 5/1/17	500	516,505
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,578,111
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,957,226
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,047,147
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,077,079
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	211	220,587
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	897,360
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,422
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,067,491
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	565	566,509
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	426,538
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	929,613
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/28	425	495,865
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/29	1,230	1,422,704

		$31,513,114

Insured-Housing — 0.7%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$650	$730,230
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/22	850	962,327
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/23	1,295	1,478,644
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	490,225
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	445,996

		$4,107,422

Insured-Other Revenue — 0.0%(6)
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	$120	$120,113

		$120,113

Insured-Special Tax Revenue — 1.2%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$3,255	$4,182,773
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	500	413,975
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,303,391
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	180	187,482
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	182,224
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,200,140

		$7,469,985

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.1%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,250	$1,540,462
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	209,154
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	4,110	3,007,945
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,201,880
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	822,578
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,554,061
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	553,559
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	105,538
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	3,005	2,391,860
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,318,324
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,653,695
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,473,049
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	960,086
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	389,204
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	102,130
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	203,966
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,368,697

		$18,856,188

Insured-Water and Sewer — 0.9%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$194,164
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26(3)	4,000	4,800,400
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	103,399

		$5,097,963

Lease Revenue/Certificates of Participation — 1.9%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,207,790
New Jersey Economic Development Authority, (School Facilities Construction), 2.01%, 3/1/28(1)	5,000	4,411,800
Riverside Regional Jail Authority, VA, 5.00%, 7/1/26	1,500	1,884,690
Riverside Regional Jail Authority, VA, 5.00%, 7/1/27	3,000	3,735,120

		$11,239,400

Other Revenue — 5.0%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$3,982,715
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,237,550
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,240,189
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	671,574
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.011%, 8/1/19 (Put Date), 5/1/38(1)	10,000	9,986,200
New Jersey Economic Development Authority, (School Facilities Construction), 1.31%, 2/1/17(1)	4,000	3,964,000
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,412,065
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.041%, 8/1/19 (Put Date), 11/1/39(1)	1,300	1,289,873
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	113,285
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	745,344
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,586,131
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	806,029

		$30,034,955

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.8%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$585,395
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	592,790
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	418,551
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	374,142
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	539,220
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	2,003,634
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,520,086
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,105	1,208,328
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	177,747
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	535	578,324
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	5,575	5,835,743
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,680	1,852,049
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,495	3,853,692
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,244,867

		$22,784,568

Special Tax Revenue — 5.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,874,235
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	39,977
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	56,631
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	905,674
Louisiana, Gasoline and Fuels Tax Revenue, 0.774%, 5/1/18 (Put Date), 5/1/43(1)	6,000	5,981,400
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/22	5,000	6,140,750
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,323,035
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	3,090,850
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,000	3,821,040
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/27	5,000	6,367,100

		$30,600,692

Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$578,360

		$578,360

Transportation — 10.1%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,406,620
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,364,729
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	423,594
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	603,695
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	659,070
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	895,350
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	850	1,012,435
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,177,330
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,472,020
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,913,350
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	614,150

Security	Principal Amount (000’s omitted)	Value
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	$250	$296,040
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,512,500
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,884,759
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,325,455
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	984,928
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,242,400
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.61%, 12/15/21 (Put Date), 6/15/34(1)	1,750	1,646,120
New Jersey Turnpike Authority, 1.03%, 1/1/17 (Put Date), 1/1/23(1)	6,000	5,998,260
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,918,384
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,933,648
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,184,380
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	4,500	5,358,645
Pennsylvania Turnpike Commission, 1.01%, 12/1/18(1)	4,000	3,977,280
Pennsylvania Turnpike Commission, 1.29%, 12/1/20(1)	1,000	994,860
Pennsylvania Turnpike Commission, 1.56%, 12/1/19(1)	500	503,835
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	587,215
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	581,640
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	866,325
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,668,225
Texas Private Activity Bond Surface Transportation Corp., (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), (AMT), 5.00%, 12/31/40(2)	2,000	2,229,760
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	602,375

		$60,839,377

Water and Sewer — 0.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$125	$140,033
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	325,379
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,070,530

		$1,535,942

Total Tax-Exempt Municipal Securities — 90.5% (identified cost $525,745,857)		$544,169,302

Taxable Municipal Securities — 6.7%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,071,160

		$2,071,160

General Obligations — 2.3%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,264,769
Chicago, IL, 7.375%, 1/1/33	3,250	3,310,840
Chicago, IL, 7.75%, 1/1/42	2,355	2,359,781
Chicago, IL, 7.781%, 1/1/35	2,600	2,741,310
Riverside Unified School District, CA, 4.25%, 8/1/36(2)	1,835	1,856,102

		$13,532,802

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,499,805
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	1,500	1,664,385

		$3,164,190

Insured-General Obligations — 1.8%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$3,663	$3,563,871
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,560,580

		$11,124,451

Insured-Special Tax Revenue — 0.9%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 1.923%, 8/1/17	$845	$855,072
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	905	938,693
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,075,773
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 2.625%, 9/1/20	325	324,220
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	345,725
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	353,122
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	515,921
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	507,075
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	515,325

		$5,430,926

Transportation — 0.9%
Port Authority of New York and New Jersey, 4.823%, 6/1/45	$5,030	$5,305,745

		$5,305,745

Total Taxable Municipal Securities — 6.7% (identified cost $39,451,740)		$40,629,274

Corporate Bonds & Notes — 0.2%

Security	Principal Amount (000’s omitted)	Value
Education — 0.2%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,018,188

Total Corporate Bonds & Notes — 0.2% (identified cost $1,000,000)		$1,018,188

Total Investments — 97.4% (identified cost $566,197,597)		$585,816,764

Other Assets, Less Liabilities — 2.6%		$15,681,100

Net Assets — 100.0%		$601,497,864

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Michigan	13.7%
New York	12.2%
Others, representing less than 10% individually	71.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2016, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 8.8% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $15,578,951 or 2.6% of the Fund’s net assets.

(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2016.

(6)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	60	Short	Jun-16	$ (9,920,043)	$(9,798,750)	$121,293

						$121,293

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $121,293.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$565,962,221

Gross unrealized appreciation	$20,336,457
Gross unrealized depreciation	(481,914)

Net unrealized appreciation	$19,854,543

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$544,169,302	$—	$544,169,302
Taxable Municipal Securities	—	40,629,274	—	40,629,274
Corporate Bonds & Notes	—	1,018,188	—	1,018,188
Total Investments	$—	$585,816,764	$—	$585,816,764
Futures Contracts	$121,293	$—	$—	$121,293
Total	$121,293	$585,816,764	$—	$585,938,057

The Fund held no investments or other financial instruments as of July 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 27, 2016